Restatement of Previously Issued Financial Statements - Schedule of Restatements - Unaudited Condensed Consolidated Statements of Cash Flows (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
As Previously Reported [Member]
Cash flows from operating activities:
Net loss	$ (14,156,518)	$ (2,340,661)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense	323,772	431,593
Depreciation expense	3,870	103
Foreign currency translation	(29,994)
Changes in operating assets and liabilities
Prepaid expenses	125,596	(77,215)
Advance to a related company	97,882	10,289
Deposits	(43,114)
Other receivables	(47,018)	(34,183)
Interests payable	17,433	23,380
Other payables	(289,900)
Accrued expenses	(878,520)
Related party payable	(88,542)
Deferred underwriting fee	(2,000,000)
Payable to directors	2,463,297
Provision for bonus	10,154,677
Net cash (used in) provided by operating activities	(4,347,079)	(290,487)
Cash flows from investing activities:
Purchases of property and equipment	(1,271,043)	(1,598)
Net cash used in investing activities	(1,271,043)	(1,598)
Cash flows from financing activities:
Proceeds from issuance of shares	6,260,259
Repayment of working capital loan	(555,358)
Proceeds from long-term debt - related party
Repayments to long-term debt - related party
Payments of deferred merger costs
Proceeds from the completion of reverse recapitalization
Proceeds from PIPE investment
Net cash provided by (used in) financing activities	5,704,901
Effect of exchange rate changes
NET CHANGE IN CASH	86,779	(223,691)
Cash, beginning of the period	1,430	225,121
Cash, end of the period	88,209	1,430
Adjustments [Member]
Cash flows from operating activities:
Net loss	(2,536,289)	498,762
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense	(323,696)	(431,593)
Depreciation expense	(12)
Foreign currency translation	29,994
Changes in operating assets and liabilities
Prepaid expenses	(32,110)
Advance to a related company	(529)
Deposits	(763)
Other receivables	(337)
Interests payable	(9)
Other payables	290,000
Accrued expenses	1,071,791
Related party payable	88,542
Deferred underwriting fee	2,000,000
Payable to directors	(2,463,297)
Provision for bonus	3,645,323
Net cash (used in) provided by operating activities	1,768,608	700,810
Cash flows from investing activities:
Purchases of property and equipment	(691)
Net cash used in investing activities	(691)
Cash flows from financing activities:
Proceeds from issuance of shares	(6,260,259)
Repayment of working capital loan	555,358
Proceeds from long-term debt - related party	2,583,996
Repayments to long-term debt - related party	(105,988)
Payments of deferred merger costs	(919,446)
Proceeds from the completion of reverse recapitalization	1,231
Proceeds from PIPE investment	2,500,000
Net cash provided by (used in) financing activities	(1,645,108)	(700,810)
Effect of exchange rate changes	(122,809)
NET CHANGE IN CASH
Cash, beginning of the period
Cash, end of the period
As Restated [Member]
Cash flows from operating activities:
Net loss	(16,692,807)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense	76
Depreciation expense	3,858
Foreign currency translation
Changes in operating assets and liabilities
Prepaid expenses	93,486
Advance to a related company	97,353
Deposits	(43,877)
Other receivables	(47,355)
Interests payable	17,424
Other payables	100
Accrued expenses	193,271
Related party payable
Deferred underwriting fee
Payable to directors
Provision for bonus	13,800,000
Net cash (used in) provided by operating activities	(2,578,471)
Cash flows from investing activities:
Purchases of property and equipment	(1,271,734)
Net cash used in investing activities	(1,271,734)
Cash flows from financing activities:
Proceeds from issuance of shares
Repayment of working capital loan
Proceeds from long-term debt - related party	2,583,996
Repayments to long-term debt - related party	(105,988)
Payments of deferred merger costs	(919,446)
Proceeds from the completion of reverse recapitalization	1,231
Proceeds from PIPE investment	2,500,000
Net cash provided by (used in) financing activities	4,059,793
Effect of exchange rate changes	(122,809)
NET CHANGE IN CASH	86,779
Cash, beginning of the period	1,430
Cash, end of the period	$ 88,209	$ 1,430